Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net income (loss)	$ 3,713	$ (2,257)	$ (5,263)
Other comprehensive income (loss):
Foreign currency translation adjustments	(122)	(288)	42
Total other comprehensive income (loss)	(122)	(288)	42
Comprehensive income (loss)	$ 3,591	$ (2,545)	$ (5,221)